Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of net income generated
The following table summarizes our net income generated from our participation in the Luna Pool for the years ended December 31, 2020 and 2021.

	Year ended December 31, 2020	Year ended December 31, 2021
	(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$49,613	$90,592
Time and Voyage charter revenues from Luna Pool collaborative arrangements	12,830	26,555
Brokerage Commissions	(804)	(1,413)
Voyage Expenses	(14,966)	(34,130)
Voyage Expenses – Luna Pool collaborative arrangements	(12,418)	(20,913)

Total net operating income from the Luna Pool	34,255	60,691
Other Income	199	367

Total net income from the Luna Pool	$34,454	$61,058